EMPLOYEE RELATED LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Severance pay fund, Israeli employees	$ 9,909
Long-term employee liabilties, Israeli employees	11,988
Israeli employee termination benefits	4,345	$ 3,986	$ 3,801
Reduction to plan obiligation, USA employees	$ 3,900
TPSCo [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Matching contribution (as a percent)	10.00%
Employee contribution (as a percent)	1.00%
Cost recognized	$ 7,015	$ 6,823	$ 4,011